Accrued Expenses And Other Liabilities (Schedule Of Accrued Expenses And Other Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accrued Expenses And Other Liabilities [Abstract]
Accrued expenses	$ 32,267	$ 29,682
Accrued interest	44,257	26,702
Lease deficiency	15,427	18,074
Accrued expenses and other liabilities	$ 91,951	$ 74,458